Additional Information - Condensed Financial Statements of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Additional Information - Condensed Financial Statements of the Parent Company
Schedule of condensed statements of operations and comprehensive loss

Condensed statements of operations and comprehensive loss:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Operating expenses:
Selling and marketing expenses	-	(1,511)	(256)	(37)
General and administrative expenses	(1,600)	(12,936)	(19,801)	(2,844)
Research and development expenses	-	(84)	(422)	(61)
Total operating expenses	(1,600)	(14,531)	(20,479)	(2,942)
Interest (expenses)/income, net	(657)	(1,470)	6,142	883
Change in fair value of warrant	(1,390)	(3,843)	-	-
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(87,023)	(58,864)	(235,804)	(33,871)
Others, net	(1)	8	(499)	(72)
Net loss attributable to ordinary shareholders	(90,671)	(78,700)	(250,640)	(36,002)
Accretions to preferred shares redemption value	(20,945)	(35,066)	-	-
Net loss	(111,616)	(113,766)	(250,640)	(36,002)
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of nil tax	(1,367)	3,401	9,771	1,404
Total comprehensive loss	(112,983)	(110,365)	(240,869)	(34,598)

Schedule of condensed balance sheets

Condensed balance sheets:

	As of December 31
	2018	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	458,936	102,002	14,652
Time deposits	-	69,762	10,021
Prepayment and other current assets	-	104,572	15,021
Receivables due from subsidiaries, VIEs and subsidiaries of VIEs	108,066	110,348	15,850
Total current assets	567,002	386,684	55,544
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	39,157	46,087	6,620
Other non-current assets	644	-	-
Total non-current assets	39,801	46,087	6,620
TOTAL ASSETS	606,803	432,771	62,164
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other taxs payable	-	6,654	956
Other current liabilities	-	325	47
Payables due to subsidiaries, VIEs and subsidiaries of VIEs	4,813	-	-
Total current liabilities	4,813	6,979	1,003
Non-current liabilities:
Other non-current liabilities	-	2,158	309
Total non-current liabilities	-	2,158	309
TOTAL LIABILITIES	4,813	9,137	1,312
SHAREHOLDERS’ EQUITY
Class A ordinary shares	166	173	25
Class B ordinary shares	35	35	5
Treasury stock	-	(47,888)	(6,879)
Additional paid-in capital	1,077,183	1,187,577	170,585
Accumulated deficit	(468,026)	(718,666)	(103,229)
Accumulated other comprehensive (loss)/income	(7,368)	2,403	345
TOTAL SHAREHOLDERS' EQUITY	601,990	423,634	60,852
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	606,803	432,771	62,164

Schedule of condensed statements of cash flows

Condensed statements of cash flows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	(6,466)	(9,640)	(3,086)	(442)
Cash flows from investing activities:
Cash paid for investments in subsidiaries, VIEs and subsidiaries of VIEs	(47,002)	(201,744)	(151,006)	(21,691)
Cash payment of time deposits	-	-	(69,762)	(10,021)
Cash payment of bridge loan	-	-	(99,148)	(14,242)
Net cash used in investing activities	(47,002)	(201,744)	(319,916)	(45,954)
Cash flows from financing activities:
Cash payments for repurchase of restricted shares from employees	-	-	(26,228)	(3,767)
Cash payments for repurchase of shares	-	-	(13,749)	(1,975)
Cash received from convertible loans	41,165	-	-	-
Proceeds from issuance of Series C+ convertible redeemable preferred shares	59,091	-	-	-
Payments of issuance cost for Series C+ convertible redeemable preferred shares	(449)	-	-	-
Proceeds from issuance of Series (D-1) convertible redeemable preferred shares	-	151,118	-	-
Payment of issuance cost for Series (D-1) convertible redeemable preferred shares	-	(307)	-	-
Proceeds from issuance of Series (D-2) convertible redeemable preferred shares	-	359,834	-	-
Payment of issuance cost for Series (D-2) convertible redeemable preferred shares	-	(1,267)	-	-
Proceeds of initial public offering, net of issuance costs	-	103,372	-	-
Cash received from the depositary bank	-	-	2,732	392
Net cash generated from/(used in) financing activities	99,807	612,750	(37,245)	(5,350)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(981)	12,134	3,313	476
Net increase/(decrease) in cash, cash equivalents and restricted cash	45,358	413,500	(356,934)	(51,270)
Cash, cash equivalents and restricted cash at the beginning of year	78	45,436	458,936	65,922
Cash, cash equivalents and restricted cash at the end of year	45,436	458,936	102,002	14,652